Nature of Operations and Items Impacting Basis of Presentation - Change in Presentation of Certain Preneed Life Insurance Policies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Other assets	$ 51.0	$ 51.2
Total assets	5,907.9	6,340.1
Liabilities
Unearned premiums	49.9	54.5
Total liabilities	5,715.4	6,133.1
Revenues
Net earned premiums	4.8	5.5	$ 180.3
Fees and other income	33.1	29.0	6.7
Total revenues	154.7	206.2	812.2
Benefits, losses and expenses
Policyholder benefits	63.1	58.6	152.7
Underwriting, general and administrative expenses	9.9	22.5	143.8
Total benefits, losses and expenses	$ 73.0	$ 81.1	$ 296.5